Pay vs Performance Disclosure Pure in Thousands	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Pay Versus Performance Table

The table below discloses for fiscal 2021, 2022, 2023 and 2024: (i) the total compensation (as reported in the Summary Compensation Table (“SCT”)) and the compensation actually paid (“CAP”) to the Company’s Chief Executive Officer; (ii) the average of the total compensation (as reported in the SCT) and the average CAP to the Company’s non-CEO Named Executive Officers (“NEOs”); (iii) the cumulative total shareholder return of the Company and the peer group; (iv) net income; and (v) net sales, which is the Company’s selected measure.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(1) ($)	Average Compensation Actually Paid to Non-CEO NEOs(2) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return(3) ($)	Net Income (in thousands) ($)	Net Sales (in thousands) ($)
2024	1,585,703	1,452,629	1,276,245	1,167,229	193.16	168.77	(12,453)	166,705
2023	1,061,862	(2,349,316)	864,078	(1,275,161)	143.43	149.69	32,533	268,720
2022	1,972,574	6,012,670	1,458,989	4,432,054	518.78	114.34	49,362	270,883
2021	1,516,456	3,173,910	1,109,922	2,338,110	218.89	140.49	20,327	140,755

(1)	Cheryl Beranek is the Chief Executive Officer and Daniel R. Herzog and John P. Hill are the non-CEO NEOs for the years shown.

(2)	The table below sets forth the amounts deducted from and added to SCT total compensation to calculate CAP to Ms. Beranek and average CAP to Messrs. Herzog and Hill.

PEO Total Compensation Amount	$ 1,585,703	$ 1,061,862	$ 1,972,574	$ 1,516,456
PEO Actually Paid Compensation Amount	$ 1,452,629	(2,349,316)	6,012,670	3,173,910
Adjustment To PEO Compensation, Footnote
	2024
Adjustments	CEO ($)	Average of Non-CEO NEOs ($)
Total Compensation from SCT	1,585,703	1,276,245
Less, value of Stock Awards and Option Awards reported in SCT	(999,971)	(749,978)
Plus, year-end fair value of Stock Awards and Option Awards granted during year that are outstanding and unvested at year-end	744,058	558,044
Plus, vesting date fair value of Stock Awards and Option Awards granted during the year that vested during the year	—	—
Plus, change in year-end fair value of Stock Awards and Option Awards granted in any prior year that are outstanding and unvested at year-end	143,346	99,863
Plus, change in fair value as of vesting date of any Stock Awards and Option Awards granted in any prior year that vested during covered year	(20,506)	(16,944)
Less, fair value at end of prior year of Stock Awards and Option Awards that failed to meet applicable vesting conditions during year	—	—
Compensation Actually Paid	1,452,629	1,167,229

(3)

The peer group used in this Pay Versus Performance table is the S&P 1500 Communications Equipment Index, which is the same peer group the Company uses for purposes of the stock performance graph in our Annual Report on Form 10-K.

Non-PEO NEO Average Total Compensation Amount	$ 1,276,245	864,078	1,458,989	1,109,922
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,167,229	(1,275,161)	4,432,054	2,338,110
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group

Description of Certain Relationships

The charts below provide a graphic description of the relationship: (i) between the Company’s cumulative total shareholder return and peer group cumulative total shareholder return; (ii) between (A) CAP to the CEO and the average CAP to the non-CEO NEOs, and (B) the Company’s cumulative total shareholder return; (iii) between (A) CAP to the CEO and the average CAP to the non-CEO NEOs, and (B) the Company’s net income; and (iv) between (A) CAP to the CEO and the average CAP to the non-CEO NEOs, and (B) the Company’s net sales.

Tabular List, Table

Most Important Financial Measures

The table below lists the most important financial performance measures used by the Company to link CAP to the Company’s NEOs to Company performance.

Most Important Financial Performance Measures
● Net Sales ● Gross Profit ● Adjusted EBITDA

As further described in the Compensation Discussion and Analysis section of this proxy statement, the 2024 Bonus Program measures are net sales and gross profit (weighted 75% and 25%, respectively), and the PSU measure is adjusted EBITDA.

Total Shareholder Return Amount	$ 193.16	143.43	518.78	218.89
Peer Group Total Shareholder Return Amount	168.77	149.69	114.34	140.49
Net Income (Loss)	$ (12,453,000)	$ 32,533,000	$ 49,362,000	$ 20,327,000
Company Selected Measure Amount	166,705	268,720	270,883	140,755
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Gross Profit
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (999,971)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	744,058
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	143,346
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,506)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(749,978)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	558,044
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	99,863
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,944)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0